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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):     [_]  is a restatement.
                                         [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Minneapolis Portfolio Management Group, LLC
Address:  80 South 8th Street
          Suite 1902
          Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Harrison T. Grodnick
Title:  Chief Operating Officer
Phone:  (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick        Minneapolis, Minnesota        October 16, 2012
------------------------    -----------------------------     -----------------
      [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           27

Form 13F Information Table Value Total:      700,233
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                    -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
--------------              -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
3M Co                            COM       88579Y101    37254  403095 SH          Sole      None    403095
Agrium Inc                       COM       008916108    45753  442227 SH          Sole      None    442227
Apple Inc                        COM       037833100      734    1100 SH          Sole      None      1100
Briggs & Stratton Corp           COM       109043109    23086 1236555 SH          Sole      None   1236555
Cenovus Energy Inc               COM       15135U109    30460  874045 SH          Sole      None    874045
Cisco Sys Inc                    COM       17275R102    39305 2058394 SH          Sole      None   2058394
Corning Inc.                     COM       219350105    12511  951426 SH          Sole      None    951426
Du Pont E I De Nemours & Co      COM       263534109    38882  773460 SH          Sole      None    773460
Ingersoll-Rand PLC               SHS       G47791101    33121  738983 SH          Sole      None    738983
Johnson & Johnson                COM       478160104    25941  376441 SH          Sole      None    376441
Kraft Foods Inc                 CL A       50075N104    41694 1008328 SH          Sole      None   1008328
Life Technologies Corp           COM       53217V109    25364  519166 SH          Sole      None    519166
Materion Corp                    COM       576690101    20364  855631 SH          Sole      None    855631
NCR Corp New                     COM       62886E108    43066 1847512 SH          Sole      None   1847512
Northstar Rlty Fin Corp          COM       66704R100      191   30000 SH          Sole      None     30000
Oracle Corp                      COM       68389X105    27722  881174 SH          Sole      None    881174
Pall Corp                        COM       696429307    30450  479601 SH          Sole      None    479601
Scotts Miracle Gro Co           CL A       810186106    15620  359335 SH          Sole      None    359335
Siemens A G                 SPONSORED ADR  826197501    34922  348697 SH          Sole      None    348697
Stanley Black & Decker Inc       COM       854502101    15271  200281 SH          Sole      None    200281
Suncor Energy Inc New            COM       867224107    22237  676922 SH          Sole      None    676922
Terex Corp New                   COM       880779103    31475 1393922 SH          Sole      None   1393922
Texas Instrs Inc                 COM       882508104    28162 1022044 SH          Sole      None   1022044
Valmont Inds Inc                 COM       920253101    21376  162557 SH          Sole      None    162557
Wabtec Corp                      COM       929740108    21827  271858 SH          Sole      None    271858
Wells Fargo & Co New             COM       949746101      206    5970 SH          Sole      None      5970
Xylem Inc                        COM       98419M100    33237 1321567 SH          Sole      None   1321567

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